Annual Total Returns [BarChart] - Harris Oakmark International Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(13.98%)
Annual Return 2012	29.47%
Annual Return 2013	30.80%
Annual Return 2014	(5.52%)
Annual Return 2015	(4.31%)
Annual Return 2016	8.43%
Annual Return 2017	30.78%
Annual Return 2018	(23.73%)
Annual Return 2019	24.83%
Annual Return 2020	5.37%